U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

              Read instructions at end of Form before preparing Form.
                               Please print or type.

1.       Name and address of issuer:

         Acacia Capital Corporation
         4550 Montgomery Ave., Ste. 1000N
         Bethesda, MD   20814

2.       Name of each series or class of funds for which the notice is filed:

         Calvert Responsibly Balanced
         Calvert Responsibly Global Equity
         Calvert Responsibly Capital Accumulation
         Calvert Responsibly Strategic Growth
         Calvert Responsibly Money Market


3.       Investment Company Act File Number:  811-3591
         Securities Act File Number:          2-80154

4.       Last day of fiscal year for which this notice is filed:

         December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issure's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A

                                                                   [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

9. Number and aggregate sale price of securities sold during the fiscal year: $38,563,143

10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:  $38,563,143

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicale (see instruction B.7): $7,070,362

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on rule 24f-2
                  (from Item 10):                                $  38,563,143


         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans
                  (from Item 11, if applicable):                 +   7,070,362

         (iii)    Aggregate price of shares redeemed or
                  repourchased during the fiscal year
                  (if applicable):                              -   19,643,863

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to rule 24e-2
                  (if applicable):                               +           0

         (v)      Net aggregate price of securities sold
                  and issued during the fiscal year in reliance
                  on rule 24f-2 [line (I), plus line (ii),
                  less line (iii), plus line (iv)]
                  (if applicable):                                  25,989,642
         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law
                  or regulation (see Instruction C.6):           x    .0003030

         (vii)    Fee due [line (I) or line (v) multiplied by
                  line (vi)]:                                    $   7,874.86


Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).
                                                                  [X]
         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

        February 26, 1997

                                     SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  William M. Tartikoff
                                    General Counsel

         Date:  February 26, 1997

         *Please print the name and title of the signing officer below the signature.